Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ADVISER SERIES
Prospectus Date	rr_ProspectusDate	Oct. 31, 2023
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2023